UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     February 09, 2007


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $237,919 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATWOOD OCEANICS INC            COM              050095108     7417   151452 SH       SOLE                   151452
CAMERON INTERNATIONAL CORP     COM              13342B105     5059    95366 SH       SOLE                    95366
CANADIAN NAT RES LTD           COM              136385101     2720    51097 SH       SOLE                    51097
CHEVRON CORP NEW               COM              166764100    17459   237439 SH       SOLE                   237439
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    21552   269596 SH       SOLE                   269596
DRIL-QUIP INC                  COM              262037104     2136    54548 SH       SOLE                    54548
ENSCO INTL INC                 COM              26874Q100     8529   170371 SH       SOLE                   170371
FRONTIER OIL CORP              COM              35914P105     2977   103597 SH       SOLE                   103597
GLOBALSANTAFE CORP             SHS              G3930E101    24721   420574 SH       SOLE                   420574
GREEN PLAINS RENEWABLE ENERG   COM              393222104     1129    45630 SH       SOLE                    45630
GULF ISLAND FABRICATION INC    COM              402307102      878    23788 SH       SOLE                    23788
GULFMARK OFFSHORE INC          COM              402629109      705    18845 SH       SOLE                    18845
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     8570   273200 SH       SOLE                   273200
HERCULES OFFSHORE INC          COM              427093109    10845   375272 SH       SOLE                   375272
HESS CORP                      COM              42809H107    13191   266114 SH       SOLE                   266114
MCMORAN EXPLORATION CO         COM              582411104      430    30213 SH       SOLE                    30213
METHANEX CORP                  COM              59151K108    16030   585674 SH       SOLE                   585674
NATIONAL OILWELL VARCO INC     COM              637071101    17592   287542 SH       SOLE                   287542
NEWFIELD EXPL CO               COM              651290108    15379   334696 SH       SOLE                   334696
NOBLE CORPORATION              SHS              G65422100    22887   300550 SH       SOLE                   300550
OIL STS INTL INC               COM              678026105    10057   312030 SH       SOLE                   312030
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     1997    14300 SH  PUT  SOLE                    14300
RELIANT ENERGY INC             COM              75952B105      408    28718 SH       SOLE                    28718
TRANSOCEAN INC                 ORD              G90078109    20422   252468 SH       SOLE                   252468
VALERO ENERGY CORP NEW         COM              91913Y100     2307    45088 SH       SOLE                    45088
W & T OFFSHORE INC             COM              92922P106     2522    82085 SH       SOLE                    82085